24F-2NT
1
<FILENAME>baf24f20907.txt
FORM 24F-2 FOR THE PERIOD ENDED SEPTEMBER 30, 2008

                       UNITED STATES                    OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION        OMB Number: 3235-0456
                   WASHINGTON, D.C. 20549               Expires: June 30, 2009
                                                        Estimated average burden
                                                        hours per response... 2

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

        Read instructions at end of Form before preparing Form.


1.   Name and address of issuer:

          Baron Investment Funds Trust

          767 Fifth Avenue, 49th Floor
          New York, NY 10153



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



3.   Investment Company Act File Number:811-5032

          Securities Act File Number:   33-12112



4.(a) Last day of fiscal year for which this notice is filed:

          September 30, 2008

4.(b)[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4.(c)[ ] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:


     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):                                                           $3,328,706,055

     (ii) Aggregate price of securities redeemed
          or repurchased during the fiscal year:      $2,911,307,623

     (iii)Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                                 $            0.00

    (iv)  Total available redemption credits [add
          Items 5(ii) and 5(iii)]:                                              -$2,911,307,623
                                                                                 -------------------
    (v)   Net sales - - if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                                         $417,398,432

    (vi)  Redemption credits available for use in     $            0.00
          future years - - if Item 5(i) is less       -----------------
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:

    (vii) Multiplier for determining registration
          fee (See Instruction C.9):                                            x        0.0000393
                                                                                -------------------
    (viii)Registration fee due [multiply Item
          5(v) by Item 5(vii)] (enter "0" if no
          fee is due):                                                              $16,403.76
                                                                                ===================

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ----------. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ------------.



7.   Interest  due - - if this Form is being  filed  more than 90 days after the
     end of the issuer's fiscal year (see Instruction D):   $0



8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]: =        $16,403.76



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 11, 2008

          Method of Delivery:

              [X] Wire Transfer

              [ ] Mail or other means



                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By: (Signature and Title)     * /s/ Patrick M. Patalino
                                -----------------------------
                                    Patrick M. Patalino
                             Vice President and General Counsel

Date:     December 12, 2008

*Please print the name and title of the signing officer below the signature.